Equity and Other Equity Items (Tables)	12 Months Ended
Mar. 31, 2024
Equity [abstract]
Schedule of Shares Activity

	Thousands of Shares For the Year Ended March 31
	2023	2024
Authorized shares as of the beginning of the year	3,500,000	3,500,000
Shares issued:
At the beginning of the year	1,582,253	1,582,296
Exercise of stock options	44	123
Issuance of shares	—	—
As of the end of the year	1,582,296	1,582,419

Schedule of Dividends Declared and Paid

Dividends declared and paid	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2021, to March 31, 2022
Q1 2021	¥141,859	¥90.00	March 31, 2021	June 30, 2021
Q3 2021	142,387	90.00	September 30, 2021	December 1, 2021
April 1, 2022, to March 31, 2023
Q1 2022	140,365	90.00	March 31, 2022	June 30, 2022
Q3 2022	140,474	90.00	September 30, 2022	December 1, 2022
April 1, 2023, to March 31, 2024
Q1 2023	140,475	90.00	March 31, 2023	June 29, 2023
Q3 2023	148,037	94.00	September 30, 2023	December 1, 2023
Dividends declared for which the effective date falls in the following fiscal year are as follows:

Dividends declared	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2024, to March 31, 2025
Q1 2024	148,041	¥94.00	March 31, 2024	June 27, 2024